Other financial liabilities - Additional information (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 16, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 16, 2023
Other Financial Liabilities
Percentage of cash underwriting discount		2.00%
Underwriting expense		$ 7,280
Share capital
Other Financial Liabilities
Underwriting expense		5,303
Glencore
Other Financial Liabilities
Underwriting expense		500	$ 3,373
Deferred fees		0	$ 2,995
Legal fees		$ 5,079
CMPL
Other Financial Liabilities
Contingent Royalty Liability				$ 43,130
Contingent consideration				$ 81,000
CMPL | Repayment of Deferred Consideration Liability | Glencore
Other Financial Liabilities
Repayments of Deferred Consideration	$ 82,852